Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(16)	Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office premises.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one
year) and future minimum operating lease payments as of
December 31, 2017
are:

Minimum Lease Payment
RMB
Year ending December 31:
2018	40,450
2019	31,721
2020	21,156
2021	8,443
2022	4,521
Total	106,291

Rental expenses incurred under operating leases for the years ended
December 31, 2015,
2016
and
2017
amounted to
RMB36,206,
RMB40,394
and
RMB50,837,
respectively.